RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.     RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Country Garden Intelligent Services Group Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by the chairperson of the Group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zengcheng Crystal Water Plant Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	Entities controlled by the chairperson of the Group
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Elite Architectural Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Giant Leap Construction Co., Ltd.	Entities controlled by the chairperson of the Group
Guangyuan Country Garden Investment Co., Ltd.	Entities controlled by the chairperson of the Group
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Changsha Ningxiang Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Country Garden Vocational Education School	Entities controlled by the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Zengcheng Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Szeto, Kwok Kin Daniel	Non-controlling interests shareholder of a subsidiary of the Group
Foshan Shunde Bi Ri Security Engineering Co. Ltd.	Entities controlled by the chairperson of the Group
Laian Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Wuhan Country Garden Property Management Co., Ltd.	Entities controlled by the chairperson of the Group
Baoding Baigou New town Honghua Eaton commerce co. Ltd.("Baoding Baigou")	Non-controlling interests shareholder of a subsidiary of the Group
New Learning Management Co., Ltd.	Non-controlling interests shareholder of a subsidiary of the Group
Guangzhou Country Garden Shuttle Bus Services Limited	Entities controlled by the chairperson of the Group
Huaihua Zhiyi Network Technology Limited Partnership	Entities controlled by non-controlling interest shareholder
Huaihua Yimeng Network Technology Limited Partnership	Non-controlling interests shareholder of a subsidiary of the Group
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group

The Group entered into the following transactions with its related parties:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by the chairperson are as below
Country Garden Intelligent Services Group Co., Ltd.	—	328	5,982
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	67	2,446	3,209
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	1,186	2,069	2,063
Foshan Shunde Country Garden Property Development Co., Ltd.	—	1,532	1,543
Zengcheng Crystal Water Plant Co., Ltd.	951	1,296	1,386
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	—	—	999
Guangzhou Country Garden Shuttle Bus Services Limited	1,232	760	727
Huidong Country Garden Real Estate Development Co., Ltd.	—	814	200
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	152	—	47
Others	97	1,872	1,663
Total	3,685	11,117	17,819

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Construction services provided by other entities controlled by the chairperson are as below
Guangdong Elite Architectural Co., Ltd.	—	—	817
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	—	—	791
Guangyuan Country Garden Investment Co., Ltd.	12,000	—	—
Guangdong Giant Leap Construction Co., Ltd.	20	5,728	—
Total	12,020	5,728	1,608

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Services provided to other entities controlled by the chairperson are as below
Huidong Country Garden Real Estate Development Co., Ltd.	1,851	3,445	1,595
Kaiping Country Garden Property Development Co., Ltd.	1,500	1,500	—
Changsha Ningxiang Country Garden Property Development Co., Ltd.	—	2,186	848
Others	1,278	37	—
Total	4,629	7,168	2,443

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest incurred from Promissory Note provided by other entity controlled by the immediate family of the chairperson is as below
Fine Nation Group Limited*	—	—	4,547
Total	—	—	4,547

*During 2019, Fine Nation Group Limited issued a promissory note (the “Promissory Note") with a principal amount of USD 100,000 to the Company, which has been fully paid as of August 31, 2019 with an interest expense of RMB 4,547.

The following table presents amounts owed from and to related parties as of August 31, 2018 and 2019:

	As of August 31,
	2018	2019
	RMB	RMB
Amounts due from related parties
Foshan Shunde Country Garden Property Development Co., Ltd. (1)	4,172	3,576
Huidong Country Garden Real Estate Development Co., Ltd. (2)	3,445	—
Changsha Ningxiang Country Garden Property Development Co., Ltd. (2)	2,186	474
Kaiping Country Garden Property Development Co., Ltd. (6)	1,590	1,590
Zengcheng Country Garden Property Development Co., Ltd. (5)	948	—
Szeto, Kwok Kin Daniel (3)	999	2
Can-Achieve Global Edutour Co., Ltd. (4)	2,505	3,144
Others (1)	2,115	1,866
Total	17,960	10,652

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amounts mainly represent the advance payment for purchasing services and materials or construction services provided by the entities controlled by Ms. H.
(2)	The amounts mainly represent the receivables of the enrolment tuition discount provided to the owners of properties which were subsidized by real estate entities controlled by Ms. H.
(3)	The amounts mainly represent the receivable from a non-controlling interest shareholder acquired through the acquisition of FGE Group.
(4)	The amounts mainly represent the receivables from Can-Achieve Global Edutour Co., Ltd. which consist of expense paid on behalf of Can-Achieve Global Edutour Co., Ltd.
(5)	The amounts due from related parties represent expenses paid on behalf of entities controlled by Ms. H.
(6)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd..

	As of August 31,
	2018	2019
	RMB	RMB
Amounts due to related parties
Laian Country Garden Property Development Co., Ltd.(1)	11,550	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd. (1)	8,732	8,732
Chuzhou Country Garden Property Development Co., Ltd. (1)	12,000	30,769
Wuhan Country Garden Property Management Co., Ltd. (1)	3,154	3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. (2)	5,781	6,515
Guangdong Giant Leap Construction Co., Ltd. (2)	17,058	10,166
Guangyuan Country Garden Investment Co., Ltd. (2)	1,200	—
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd. (3)	3,000	3,000
New Learning Management Co., Ltd. (4)	89,469	—
Huaihua Zhiyi Network Technology Limited Partnership (5)	—	18,335
Huaihua Yimeng Network Technology Limited Partnership (5)	—	9,167
Huidong Country Garden Real Estate Development Co., Ltd. (6)	—	3,110
Others	5,351	5,540
Total	157,295	110,038

Amounts due to related parties are non-interest bearing, unsecured, and due on demand.

	As of August 31,
	2018	2019
	RMB	RMB
Other non-current liability due to related parties
Huaihua Zhiyi Network Technology Limited Partnership (5)	—	14,490
Huaihua Yimeng Network Technology Limited Partnership (5)	—	7,246
Total	—	21,736

Other non-current liabilities due to related parties are non-interest bearing and unsecured.

(1)The amounts mainly represent financing funds for maintaining daily operation of schools held by affiliated entities under common control from other entities controlled by Ms. H, Chairperson of the Group .

(2)The amounts mainly represent construction services provided by other entities controlled by Ms. H, Chairperson of the Group.

(3)The amounts represent the financing funds for maintaining daily operation from Baoding BaiGou, the non-controlling interest shareholder.

(4)The amounts represent the acquisition payables to New Learning Management Co., Ltd. for the acquisition of Xinqiao Group in fiscal year 2018 which was settled during fiscal year 2019.

(5)The amounts represent the acquisition payables to Huaihua Zhiyi Network Technology Limited Partnership and Huaihua Yimeng Network Technology Limited Partnership for the acquisition of Chengdu Yinzhe Group in fiscal year 2019.

(6)The amount mainly represents the advance payment from Huidong Country Garden Real Estate Development Co., Ltd., the entities controlled by Ms. H, as the enrolment tuition discount to the owners of properties. The Group utilizes facilities and equipment provided by other real-estate subsidiaries controlled by Ms. H. In return, the Group gives enrolment priorities to the owners of properties with these affiliated companies when providing its educational services.